Restructuring and Integration Costs (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Summary of Cost of Initiatives in Profit from Operations	The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2024 £m	2023 £m	2022 £m
Employee benefit costs	3	—	(26)	315
Depreciation, amortisation and impairment costs	4	—	39	220
Other operating income	5	—	—	(1)
Other operating expenses		—	(15)	237
		—	(2)	771